Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (985)	$ (416)
Total realized and unrealized gains (losses) included in income	(13)	(57)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(122)	(539)
Movements Sales/Settlements	540	30
Transfers into Level 3 of fair value hierarchy, liabilities	0	(15)
Transfers Out of Level 3	75	12
Fair value ending balance	(505)	(985)
Change in Unrealized gain (losses) on instruments still held	(6)	(43)
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(154)	(184)
Total realized and unrealized gains (losses) included in income	(66)	10
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	26
Movements Sales/Settlements	34	7
Transfers into Level 3 of fair value hierarchy, liabilities	(11)	(9)
Transfers Out of Level 3	6	(4)
Fair value ending balance	(191)	(154)
Change in Unrealized gain (losses) on instruments still held	(45)	50
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(126)	(156)
Total realized and unrealized gains (losses) included in income	(70)	(47)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	38	77
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(158)	(126)
Change in Unrealized gain (losses) on instruments still held	(34)	25
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(6)	4
Total realized and unrealized gains (losses) included in income	14	(2)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	2	(1)
Transfers into Level 3 of fair value hierarchy, liabilities	(14)	(8)
Transfers Out of Level 3	5	1
Fair value ending balance	1	(6)
Change in Unrealized gain (losses) on instruments still held	4	2
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(21)	(59)
Total realized and unrealized gains (losses) included in income	(5)	35
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	26
Movements Sales/Settlements	(2)	(17)
Transfers into Level 3 of fair value hierarchy, liabilities	3	(1)
Transfers Out of Level 3	1	(5)
Fair value ending balance	(24)	(21)
Change in Unrealized gain (losses) on instruments still held	(6)	24
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1)	27
Total realized and unrealized gains (losses) included in income	(5)	24
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(4)	(52)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(10)	(1)
Change in Unrealized gain (losses) on instruments still held	(9)	(1)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(22)	(44)
Total realized and unrealized gains (losses) included in income	127	(89)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(260)	(486)
Movements Sales/Settlements	131	597
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(24)	(22)
Change in Unrealized gain (losses) on instruments still held	127	(89)
Trading Loans Securities And Other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	142	49
Total realized and unrealized gains (losses) included in income	0	5
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	102	185
Movements Sales/ Settlements	(163)	(174)
Transfer Into Level 3	33	129
Transfers Out of Level 3	(76)	(52)
Fair value ending balance	38	142
Change in Unrealized gain (losses) on instruments still held	0	3
Trading Loans Securities And Other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	67	0
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	33
Movements Sales/ Settlements	(67)	0
Transfer Into Level 3	0	34
Transfers Out of Level 3	0	0
Fair value ending balance	0	67
Change in Unrealized gain (losses) on instruments still held	0	0
Trading Loans Securities And Other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	65	49
Total realized and unrealized gains (losses) included in income	1	7
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	91	111
Movements Sales/ Settlements	(88)	(145)
Transfer Into Level 3	33	95
Transfers Out of Level 3	(76)	(52)
Fair value ending balance	26	65
Change in Unrealized gain (losses) on instruments still held	0	1
Trading Loans Securities And Other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	10	0
Total realized and unrealized gains (losses) included in income	(1)	(2)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	11	41
Movements Sales/ Settlements	(8)	(29)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	12	10
Change in Unrealized gain (losses) on instruments still held	0	2
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	980	845
Total realized and unrealized gains (losses) included in income	98	4
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	232	187
Movements Sales/ Settlements	(76)	(56)
Transfer Into Level 3	0	0
Transfers Out of Level 3	(1)	0
Fair value ending balance	1,233	980
Change in Unrealized gain (losses) on instruments still held	80	(17)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	980	845
Total realized and unrealized gains (losses) included in income	98	4
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	232	187
Movements Sales/ Settlements	(76)	(56)
Transfer Into Level 3	0	0
Transfers Out of Level 3	(1)	0
Fair value ending balance	1,233	980
Change in Unrealized gain (losses) on instruments still held	80	(17)
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,404	2,537
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	(10)	(571)
Movements purchases/Issuances	1,174	2,495
Movements Sales/ Settlements	(225)	(2,036)
Transfer Into Level 3	19	0
Transfers Out of Level 3	0	(21)
Fair value ending balance	3,362	2,404
Change in Unrealized gain (losses) on instruments still held	3	(382)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	27	60
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	(3)	(6)
Movements purchases/Issuances	3	22
Movements Sales/ Settlements	(20)	(28)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	(21)
Fair value ending balance	7	27
Change in Unrealized gain (losses) on instruments still held	0	0
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,377	2,477
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	(7)	(565)
Movements purchases/Issuances	1,171	2,473
Movements Sales/ Settlements	(205)	(2,008)
Transfer Into Level 3	19	0
Transfers Out of Level 3	0	0
Fair value ending balance	3,355	2,377
Change in Unrealized gain (losses) on instruments still held	$ 3	$ (382)